UNITED STATES
    SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-21829

BBH TRUST
on behalf of the following series:

BBH Core Select
BBH Global Core Select
BBH International Equity Fund
BBH Limited Duration Fund
BBH Intermediate Municipal Bond Fund

(Exact name of Registrant as specified in charter)

140 Broadway,
New York, NY 10005
(Address of principal executive offices)

Corporation Services Company,
2711 Centerville Road, Suite 400,
Wilmington, DE 19808
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 575-1265

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

ITEM 1. SCHEDULES OF INVESTMENTS

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS
January 31, 2015 (unaudited)

Shares				Value

	COMMON STOCKS (89.7%)

	BASIC MATERIALS (3.5%)

1,719,007	Celanese Corp. (Series A)			$ 92,413,816
979,474	Praxair, Inc.			118,114,770
	Total Basic Materials			210,528,586

	COMMUNICATIONS (14.0%)

6,385,661	Comcast Corp. (Class A)			339,365,954
1,249,831	eBay, Inc.1			66,241,043
260,092	Google, Inc. (Class A)1			139,812,454
274,892	Google, Inc. (Class C)1			146,935,272
5,008,591	Liberty Interactive Corp. (Class A)1			137,035,050
	Total Communications			829,389,773

	CONSUMER CYCLICAL (6.4%)

2,405,568	Bed, Bath & Beyond, Inc.1			179,864,319
1,599,957	Target Corp.			117,772,835
989,712	Wal-Mart Stores, Inc.			84,105,726
	Total Consumer Cyclical			381,742,880

	CONSUMER NON-CYCLICAL (21.8%)

2,722,336	Baxter International, Inc.			191,407,444
963,550	DENTSPLY International, Inc.			48,201,589
1,275,015	Diageo, Plc. ADR			150,617,522
519,549	Henry Schein, Inc.1			71,734,130
3,127,895	Nestle SA ADR			239,315,246
2,885,349	Novartis AG ADR			281,032,993
2,350,450	Unilever NV (NY Shares)			101,939,017
4,861,462	Zoetis, Inc.			207,730,271
	Total Consumer Non-Cyclical			1,291,978,212

	ENERGY (10.2%)

625,297	California Resources Corp.1			3,201,521
2,330,065	EOG Resources, Inc.			207,445,687
1,563,243	Occidental Petroleum Corp.			125,059,440
1,798,044	Schlumberger, Ltd.			148,140,845
4,787,848	Southwestern Energy Co.1			118,690,752
	Total Energy			602,538,245

	FINANCIALS (22.1%)

1,799	Berkshire Hathaway, Inc. (Class A)1			388,341,135
2,189,513	Chubb Corp.			214,353,323
6,157,688	Progressive Corp.1			159,792,004
6,681,216	US Bancorp			280,009,762
5,157,899	Wells Fargo & Co.			267,798,116
	Total Financials			1,310,294,340

Shares				Value

	COMMON STOCKS (continued)

	INDUSTRIALS (1.7%)

2,015,568	Waste Management, Inc.			$ 103,660,662
	Total Industrials			103,660,662

	TECHNOLOGY (10.0%)

5,146,419	Microsoft Corp.			207,915,327
5,151,375	Oracle Corp.			215,791,099
2,720,665	QUALCOMM, Inc.			169,932,736
	Total Technology			593,639,162

	Total Common Stocks (Identified cost $3,854,545,967)			5,323,771,860

Principal Amount		Maturity Date	Interest Rate	Value

	REPURCHASE AGREEMENTS (5.7%)
$ 339,000,000	National Australia Bank (Agreement dated 1/30/15 collateralized by U.S. Treasury Note 1.500%, due 5/31/19, valued at $345,780,000)	02/02/15	0.040%	$ 339,000,000
	Total Repurchase Agreements (Identified cost $339,000,000)			339,000,000

	U.S. TREASURY BILLS (4.6%)

270,000,000	U.S. Treasury Bill2,3	07/02/15	0.102	269,960,580
	Total U.S. Treasury Bills (Identified cost $269,884,778)			269,960,580

TOTAL INVESTMENTS (Identified cost $4,463,430,745)4			100.0%	$ 5,932,732,440
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			0.0%	2,003,117
NET ASSETS			100.0%	$ 5,934,735,557

_____________

1	Non-income producing security.
2	Coupon represents a weighted average yield.
3	Coupon represents a yield to maturity.
4
The aggregate cost for federal income tax purposes is $4,463,430,745, the aggregate gross unrealized appreciation is $1,512,589,135 and the aggregate gross unrealized depreciation is $43,287,440, resulting in net unrealized appreciation of $1,469,301,695.

Abbreviations:
ADR	−	American Depositary Receipt.

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2015 (unaudited)

FAIR VALUE MEASUREMENTS
BBH Core Select (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

— Level 1 – unadjusted quoted prices in active markets for identical investments.

— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2015 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2015.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of January 31, 2015
Basic Materials	$ 210,528,586	$ –	$ –	$ 210,528,586
Communications	829,389,773	–	–	829,389,773
Consumer Cyclical	381,742,880	–	–	381,742,880
Consumer Non-Cyclical	1,291,978,212	–	–	1,291,978,212
Energy	602,538,245	–	–	602,538,245
Financials	1,310,294,340	–	–	1,310,294,340
Industrials	103,660,662	–	–	103,660,662
Technology	593,639,162	–	–	593,639,162
Repurchase Agreements	–	339,000,000	–	339,000,000
U.S. Treasury Bills	–	269,960,580	–	269,960,580
Investments, at value	$ 5,323,771,860	$ 608,960,580	$ –	$ 5,932,732,440

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended January 31, 2015, based on the valuation input levels on October 31, 2014.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203.

BBH GLOBAL CORE SELECT
PORTFOLIO OF INVESTMENTS
January 31, 2015 (unaudited)

Shares		Value

	COMMON STOCKS (94.6%)

	CANADA (5.8%)

	ENERGY

100,100	ARC Resources, Ltd.	$ 1,810,482
52,100	Vermilion Energy, Inc.	2,293,113
		4,103,595
	FINANCIALS

49,875	Intact Financial Corp.	3,330,622

	Total Canada	7,434,217

	CURACAO (2.3%)

	ENERGY
35,150	Schlumberger, Ltd.	2,896,008

	Total Curacao	2,896,008

	FRANCE (6.1%)

	COMMUNICATIONS

82,900	JCDecaux S.A.	2,984,367

	CONSUMER NON-CYCLICAL

52,625	Sanofi	4,843,962

	Total France	7,828,329

	GERMANY (5.8%)

	BASIC MATERIALS

55,100	Brenntag AG	3,005,249
104,700	Fuchs Petrolub AG	3,961,651
12,200	Fuchs Petrolub AG (Preference Shares)	502,479

	Total Germany	7,469,379

	ITALY (2.2%)

	CONSUMER NON-CYCLICAL

425,825	Davide Campari-Milano SpA	2,875,176

	Total Italy	2,875,176

	NETHERLANDS (3.9%)

	COMMUNICATIONS

65,575	Nielsen NV	2,856,447

	CONSUMER NON-CYCLICAL

49,600	Unilever NV	2,153,895

	Total Netherlands	5,010,342

	NORWAY (1.7%)

	ENERGY

94,100	TGS Nopec Geophysical Co. ASA	2,183,923

	Total Norway	2,183,923

Shares		Value

	COMMON STOCKS (continued)

	SWEDEN (4.3%)

	ENERGY

218,200	Lundin Petroleum AB1	$ 2,825,901

	FINANCIALS

55,000	Svenska Handelsbanken AB (Class A)	2,606,564

	Total Sweden	5,432,465

	SWITZERLAND (10.0%)

	CONSUMER NON-CYCLICAL

86,125	Nestle SA	6,578,639
63,175	Novartis AG	6,142,655

	Total Switzerland	12,721,294

	UNITED KINGDOM (6.4%)

	COMMUNICATIONS

155,000	Pearson, Plc.	3,142,156

	CONSUMER NON-CYCLICAL

94,900	Diageo, Plc.	2,805,249
25,100	Indivior, Plc.1	65,646
25,100	Reckitt Benckiser Group, Plc.	2,121,446
		4,992,341
	Total United Kingdom	8,134,497

	UNITED STATES (46.1%)

	BASIC MATERIALS

45,050	Celanese Corp. (Series A)	2,421,888
31,600	Praxair, Inc.	3,810,644
		6,232,532
	COMMUNICATIONS

3,355	Google, Inc. (Class A)1	1,803,480
6,355	Google, Inc. (Class C)1	3,396,875
		5,200,355
	CONSUMER CYCLICAL

62,250	Bed, Bath & Beyond, Inc.1	4,654,433
158,800	Sally Beauty Holdings, Inc.1	4,935,504
24,800	Target Corp.	1,825,528
23,645	Wal-Mart Stores, Inc.	2,009,352
		13,424,817
	CONSUMER NON-CYCLICAL

39,875	Baxter International, Inc.	2,803,611
106,824	Zoetis, Inc.	4,564,590
		7,368,201

BBH GLOBAL CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2015 (unaudited)

Shares				Value

	COMMON STOCKS (continued)

	UNITED STATES (continued)
	ENERGY

12,930	California Resources Corp.1			$ 66,202
32,825	Occidental Petroleum Corp.			2,626,000
				2,692,202
	FINANCIALS

136,350	Wells Fargo & Co.			7,079,292

	TECHNOLOGY

113,100	Microsoft Corp.			4,569,240
107,500	Oracle Corp.			4,503,175
71,325	QUALCOMM, Inc.			4,454,959
66,750	Solera Holdings, Inc.			3,444,300
				16,971,674
	Total United States			58,969,073

	Total Common Stocks (Identified cost $112,522,724)			120,954,703

Principal Amount		Maturity Date	Interest Rate	Value
	REPURCHASE AGREEMENTS (4.7%)
$ 6,000,000	National Australia Bank (Agreement dated 1/30/15 collateralized by U.S. Treasury Note 1.500%, due 5/31/19, valued at $6,120,000)	02/02/15	0.040%	6,000,000
	Total Repurchase Agreements (Identified cost $6,000,000)			6,000,000

TOTAL INVESTMENTS (Identified cost $118,522,724)2			99.3%	$ 126,954,703
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			0.7%	868,970
NET ASSETS			100.0%	$ 127,823,673

_____________

1	Non-income producing security.
2
The aggregate cost for federal income tax purposes is $118,522,724 the aggregate gross unrealized appreciation is $16,250,877 and the aggregate gross unrealized depreciation is $7,818,898 resulting in net unrealized appreciation of $8,431,979.

BBH Global Core Select’s (the “Fund”) country diversification is based on the respective security’s country of incorporation.

BBH GLOBAL CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2015 (unaudited)

FAIR VALUE MEASUREMENTS
The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

— Level 1 – unadjusted quoted prices in active markets for identical investments.

— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH GLOBAL CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2015 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2015.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of January 31, 2015
Basic Materials	$ 6,232,532	$ 7,469,379	$ –	$ 13,701,911
Communications	8,056,802	6,126,523	–	14,183,325
Consumer Cyclical	13,424,817	–	–	13,424,817
Consumer Non-Cyclical	7,368,201	27,586,668	–	34,954,869
Energy	9,691,805	5,009,824	–	14,701,629
Financials	10,409,914	2,606,564	–	13,016,478
Technology	16,971,674	–	–	16,971,674
Repurchase Agreements	–	6,000,000	–	6,000,000
Investments, at value	$ 72,155,745	$ 54,798,958	$ –	$ 126,954,703

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended January 31, 2015, based on the valuation input levels on October 31, 2014.

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203.

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
January 31, 2015 (unaudited)

Shares		Value

	COMMON STOCKS (98.2%)

	AUSTRALIA (4.0%)

	CONSUMER NON-CYCLICAL

75,900	Cochlear, Ltd.	$ 4,861,867
135,500	CSL, Ltd.	9,201,864
254,600	Woolworths, Ltd.	6,242,560
		20,306,291
	ENERGY

157,773	Woodside Petroleum, Ltd.	4,211,487

	FINANCIALS

732,069	AMP, Ltd.	3,251,508
516,906	QBE Insurance Group, Ltd.	4,216,754
		7,468,262
	Total Australia	31,986,040

	BELGIUM (0.0%)

	UNITS

5,618	Ageas1	0

	Total Belgium	0

	BERMUDA (0.5%)

	DIVERSIFIED

66,400	Jardine Matheson Holdings, Ltd.	4,237,120

	Total Bermuda	4,237,120

	CHINA (0.5%)

	ENERGY

1,489,000	China Shenhua Energy Co., Ltd. (Class H)	4,065,909

	Total China	4,065,909

	DENMARK (1.1%)

	CONSUMER NON-CYCLICAL

205,900	Novo Nordisk AS (Class B)	9,201,608

	Total Denmark	9,201,608

	FINLAND (1.0%)

	INDUSTRIALS

179,400	Kone OYJ (Class B)	8,070,427

	Total Finland	8,070,427

	FRANCE (9.7%)

	BASIC MATERIALS

68,400	Air Liquide SA	8,636,175

	COMMUNICATIONS

225,405	Orange SA	3,967,131

	CONSUMER CYCLICAL

1,224	Hermes International	415,003

Shares		Value

	COMMON STOCKS (continued)

	FRANCE (continued)

	CONSUMER CYCLICAL (continued)

25,100	LVMH Moet Hennessy Louis Vuitton SA	$ 4,049,300
		4,464,303
	CONSUMER NON-CYCLICAL

119,750	Danone SA	8,043,697
74,200	Essilor International SA	8,287,058
48,700	L'Oreal SA	8,699,584
130,462	Sanofi	12,008,608
		37,038,947
	ENERGY

173,973	Total SA	8,980,764

	FINANCIALS

93,916	Societe Generale SA	3,792,082

	INDUSTRIALS

191,070	Cie de St-Gobain	8,164,529
120,273	Vallourec SA	2,621,996
		10,786,525
	Total France	77,665,927

	GERMANY (5.7%)

	COMMUNICATIONS

802,912	Deutsche Telekom AG	13,848,587

	CONSUMER CYCLICAL

112,000	Adidas AG	7,733,440
67,490	Daimler AG (Class Registered)	6,128,697
		13,862,137
	TECHNOLOGY

220,836	SAP SE	14,427,743

	UTILITIES

124,413	RWE AG	3,456,090

	Total Germany	45,594,557

	HONG KONG (7.0%)

	COMMUNICATIONS

1,284,500	China Mobile, Ltd.	16,759,819

	ENERGY

5,006,000	CNOOC, Ltd.	6,657,513

	FINANCIALS

1,795,000	AIA Group, Ltd.	10,374,945
2,824,000	Hang Lung Properties, Ltd.	8,234,025
		18,608,970
	UTILITIES

622,000	CLP Holdings, Ltd.	5,540,860

Shares		Value

	COMMON STOCKS (continued)

	HONG KONG (continued)

	UTILITIES (continued)

3,870,671	Hong Kong & China Gas Co., Ltd.	$ 8,858,868
		14,399,728
	Total Hong Kong	56,426,030

	ISRAEL (0.9%)

	CONSUMER NON-CYCLICAL

126,500	Teva Pharmaceutical Industries, Ltd. ADR	7,192,790

	Total Israel	7,192,790

	ITALY (0.8%)

	ENERGY

405,274	ENI SpA	6,879,072

	Total Italy	6,879,072

	JAPAN (19.9%)

	BASIC MATERIALS

143,000	Shin-Etsu Chemical Co., Ltd.	9,468,143

	COMMUNICATIONS

267,600	NTT DOCOMO, Inc.	4,526,069

	CONSUMER CYCLICAL

190,800	Denso Corp.	8,430,705
580,800	Honda Motor Co., Ltd.	17,507,856
		25,938,561
	CONSUMER NON-CYCLICAL

196,400	Kao Corp.	8,605,421
575,000	Kirin Holdings Co., Ltd.	7,723,965
157,100	Seven & I Holdings Co., Ltd.	5,751,519
223,700	Takeda Pharmaceutical Co., Ltd.	11,183,143
		33,264,048
	ENERGY

636,500	Inpex Corp.	7,120,748

	FINANCIALS

84,200	Daito Trust Construction Co., Ltd.	9,345,127
423,200	Tokio Marine Holdings, Inc.	14,760,751
		24,105,878
	INDUSTRIALS

144,300	Daikin Industries, Ltd.	10,062,554
51,500	FANUC Corp.	8,645,106
112,300	Hoya Corp.	4,348,071
24,925	Keyence Corp.	11,598,304
385,500	Komatsu, Ltd.	7,577,661
		42,231,696

Shares		Value

	COMMON STOCKS (continued)

	JAPAN (continued)

	TECHNOLOGY

343,200	Canon, Inc.	$ 10,819,669
34,100	Tokyo Electron, Ltd.	2,426,205
		13,245,874
	Total Japan	159,901,017

	JERSEY (1.1%)

	CONSUMER NON-CYCLICAL

487,600	Experian, Plc.	8,583,401

	Total Jersey	8,583,401

	NETHERLANDS (1.9%)

	COMMUNICATIONS

216,913	Reed Elsevier NV	5,310,714

	CONSUMER NON-CYCLICAL

549,993	Koninklijke Ahold NV	9,932,056

	Total Netherlands	15,242,770

	SINGAPORE (3.3%)

	COMMUNICATIONS

2,552,000	Singapore Telecommunications, Ltd.	7,678,270

	FINANCIALS

633,603	DBS Group Holdings, Ltd.	9,222,258
369,624	United Overseas Bank, Ltd.	6,312,746
		15,535,004
	INDUSTRIALS

1,070,000	SembCorp Industries, Ltd.	3,398,254

	Total Singapore	26,611,528

	SPAIN (4.5%)

	COMMUNICATIONS

724,614	Telefonica SA	10,849,912

	CONSUMER CYCLICAL

308,000	Inditex SA	9,077,836

	FINANCIALS

10,087	Banco Santander SA	67,746
443,844	Banco Santander SA	2,980,917
		3,048,663

	UTILITIES

1,901,779	Iberdrola SA	13,110,602

	Total Spain	36,087,013

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2015 (unaudited)

Shares			Value

	COMMON STOCKS (continued)
	SWEDEN (2.4%)

	COMMUNICATIONS

408,380	Telefonaktiebolaget LM Ericsson (Class B)		$ 4,959,423
1,052,134	TeliaSonera AB		6,480,875
			11,440,298

	CONSUMER CYCLICAL

196,000	Hennes & Mauritz AB (Class B)		8,054,934

	Total Sweden		19,495,232

	SWITZERLAND (12.5%)

	BASIC MATERIALS

52,670	Syngenta AG		17,095,171

	CONSUMER CYCLICAL

7,700	Swatch Group AG		3,058,560

	CONSUMER NON-CYCLICAL

258,373	Nestle SA		19,735,766
214,783	Novartis AG		20,883,860
31,000	Roche Holding AG		8,351,536
3,350	SGS SA		6,346,348
			55,317,510
	FINANCIALS

33,938	Zurich Insurance Group AG1		11,235,083

	INDUSTRIALS

472,932	ABB, Ltd.1		9,035,005
33,100	Kuehne + Nagel International AG		4,542,099
			13,577,104
	Total Switzerland		100,283,428

	TAIWAN (1.9%)

	TECHNOLOGY

945,000	Taiwan Semiconductor Manufacturing Co., Ltd.		4,162,784
475,500	Taiwan Semiconductor Manufacturing Co., Ltd. ADR		10,798,605

	Total Taiwan		14,961,389

	UNITED KINGDOM (19.5%)

	COMMUNICATIONS

203,810	Pearson, Plc.		4,131,631
1,301,132	Vodafone Group, Plc.		4,573,100
			8,704,731
	CONSUMER CYCLICAL

483,000	Compass Group, Plc.		8,345,340

	CONSUMER NON-CYCLICAL

281,500	Diageo, Plc.		8,321,154
1,451,701	G4S, Plc.		6,219,024
524,803	GlaxoSmithKline, Plc.		11,527,419
97,500	Intertek Group, Plc.		3,349,313

Shares			Value

	COMMON STOCKS (continued)

	UNITED KINGDOM (continued)

	CONSUMER NON-CYCLICAL (continued)

105,200	Reckitt Benckiser Group, Plc.		$ 8,891,479
165,000	SABMiller, Plc.		8,971,228
240,700	Smith & Nephew, Plc.		4,295,781
2,730,938	Tesco, Plc.		9,199,435
277,164	Unilever, Plc.		12,186,307
			72,961,140
	ENERGY

411,311	AMEC, Plc.		4,916,395
1,032,075	BG Group, Plc.		13,724,340
1,095,991	BP, Plc.		7,041,730
267,194	Royal Dutch Shell, Plc. (Class A)		8,176,227
			33,858,692
	FINANCIALS

854,810	HSBC Holdings, Plc.		7,810,903
436,834	Standard Chartered, Plc.		5,816,252
			13,627,155
	INDUSTRIALS

649,500	Rolls-Royce Holdings, Plc.1		8,692,327

	UTILITIES

755,784	National Grid, Plc.		10,607,807

	Total United Kingdom		156,797,192

	Total Common Stocks (Identified cost $647,900,863)		789,282,450

TOTAL INVESTMENTS (Identified cost $647,900,863)2		98.2%	$ 789,282,450
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES		1.8%	14,474,350
NET ASSETS		100.0%	$ 803,756,800

1	Non-income producing security.
2
The aggregate cost for federal income tax purposes is $647,900,863, the aggregate gross unrealized appreciation is $231,049,750 and the aggregate gross unrealized depreciation is $89,668,163, resulting in net unrealized appreciation of $141,381,587.

BBH International Equity Fund's (the "Fund") country diversification is based on the respective security's country of incorporation.

Abbreviations:
ADR	−	American Depositary Receipt.

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2015 (unaudited)

A. FAIR VALUE MEASUREMENTS
The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

— Level 1 – unadjusted quoted prices in active markets for identical investments.

— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or nontransferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2015 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2015.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of January 31, 2015
Australia	$ –	$ 31,986,040	$ –	$ 31,986,040
Belgium	–	0	–	0
Bermuda	–	4,237,120	–	4,237,120
China	–	4,065,909	–	4,065,909
Denmark	–	9,201,608	–	9,201,608
Finland	–	8,070,427	–	8,070,427
France	–	77,665,927	–	77,665,927
Germany	–	45,594,557	–	45,594,557
Hong Kong	–	56,426,030	–	56,426,030
Israel	7,192,790	–	–	7,192,790
Italy	–	6,879,072	–	6,879,072
Japan	–	159,901,017	–	159,901,017
Jersey	–	8,583,401	–	8,583,401
Netherlands	–	15,242,770	–	15,242,770
Singapore	–	26,611,528	–	26,611,528
Spain	–	36,087,013	–	36,087,013
Sweden	–	19,495,232	$ –	19,495,232
Switzerland	–	100,283,428	–	100,283,428
Taiwan	10,798,605	4,162,784	–	14,961,389
United Kingdom	–	156,797,192	–	156,797,192
Investments, at value	$ 17,991,395	$ 771,291,055	$ –	$ 789,282,450

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended January 31, 2015, based on the valuation input levels on October 31, 2014.

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc. located at 1290 Broadway, suite 1100, Denver, CO 80203.

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS
January 31, 2015 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	ASSET BACKED SECURITIES (35.2%)

$ 11,592,892	Aircraft Lease Securitisation, Ltd. 2007-1A1,2	05/10/32	0.428%	$ 11,436,388
35,000,000	Ally Master Owner Trust 2010-22	04/15/17	4.250	35,260,925
12,690,000	Ally Master Owner Trust 2012-5	09/15/19	1.540	12,710,228
17,275,581	Alterna Funding I LLC 2014-1A2	02/15/21	1.639	17,248,597
7,347,000	AmeriCredit Automobile Receivables Trust 2012-2	10/10/17	2.640	7,465,757
12,290,000	AmeriCredit Automobile Receivables Trust 2012-3	05/08/18	2.420	12,475,530
11,300,000	AmeriCredit Automobile Receivables Trust 2013-3	06/10/19	2.380	11,448,335
1,749,782	ARI Fleet Lease Trust 2012-A1,2	03/15/20	0.717	1,747,806
1,504,994	Ascentium Equipment Receivables LLC 2012-1A2	09/15/19	1.830	1,505,077
18,488,284	Ascentium Equipment Receivables LLC 2014-1A2	01/10/17	1.040	18,498,360
2,000,000	Avis Budget Rental Car Funding AESOP LLC 2010-3A2	05/20/16	4.640	2,013,424
25,300,000	Avis Budget Rental Car Funding AESOP LLC 2010-5A2	03/20/17	3.150	25,838,435
9,995,209	AXIS Equipment Finance Receivables II LLC 2013-1A2	03/20/17	1.750	9,996,949
24,478,057	BCC Funding VIII LLC 2014-1A2	06/20/20	1.794	24,447,460
15,175,000	Cabela's Credit Card Master Note Trust 2010-2A1,2	09/17/18	0.867	15,217,490
4,300,000	Capital Auto Receivables Asset Trust 2013-1	10/22/18	1.740	4,326,208
8,030,000	Capital Auto Receivables Asset Trust 2013-2	10/22/18	1.960	8,123,285
2,820,000	Capital Auto Receivables Asset Trust 2013-2	04/22/19	2.660	2,893,430
13,260,000	Capital Auto Receivables Asset Trust 2013-3	10/22/18	2.790	13,545,329
38,740,000	Carlyle Global Market Strategies Commodities Funding, Ltd. 2014-1A1,2,3	10/15/21	2.153	38,739,709
6,952,738	CCG Receivables Trust 2013-12	08/14/20	1.050	6,964,148
19,720,000	CCG Receivables Trust 2014-12	11/15/21	1.060	19,738,714
10,063,053	Chesapeake Funding LLC 2011-2A1,2	04/07/24	1.418	10,107,763
7,005,328	Chesapeake Funding LLC 2012-1A1,2	11/07/23	0.918	7,020,593
8,440,038	Chesapeake Funding LLC 2012-2A1,2	05/07/24	0.618	8,452,335
33,360,000	Chesterfield Financial Holdings LLC 2014-1A2	12/15/34	4.500	33,655,143
22,780,000	CIT Equipment Collateral 2014-VT12	10/21/19	1.500	22,853,488
48,080,000	Citibank Credit Card Issuance Trust 2014-A8	04/09/20	1.730	48,668,547
2,384,229	Credit Acceptance Auto Loan Trust 2012-1A2	03/16/20	3.120	2,391,866
5,195,598	Credit Acceptance Auto Loan Trust 2012-2A2	03/16/20	1.520	5,207,895
11,950,000	Credit Acceptance Auto Loan Trust 2013-1A2	10/15/20	1.210	11,960,516
11,790,000	Credit Acceptance Auto Loan Trust 2013-2A2	04/15/21	1.500	11,831,784
7,530,000	Credit Acceptance Auto Loan Trust 2013-2A2	10/15/21	2.260	7,573,554
10,040,000	Credit Acceptance Auto Loan Trust 2014-1A2	10/15/21	1.550	10,050,000
11,160,000	Credit Acceptance Auto Loan Trust 2014-1A2	04/15/22	2.290	11,174,352
2,720,000	Credit Acceptance Auto Loan Trust 2014-2A2	09/15/22	2.670	2,717,653
10,890,000	Credit Acceptance Auto Loan Trust 2015-1A2	01/17/23	2.610	10,925,022
3,662,341	Direct Capital Funding V LLC 2013-12	12/20/17	1.673	3,666,919
15,556,939	Direct Capital Funding V LLC 2013-22	08/20/18	1.730	15,600,996
15,057,000	Eagle I, Ltd. 2014-1A2	12/15/39	4.310	15,317,652
23,000,781	Emerald Aviation Finance, Ltd. 2013-12	10/15/38	4.650	23,230,789
553,676	Enterprise Fleet Financing LLC 2012-12	11/20/17	1.140	554,054
1,988,663	Enterprise Fleet Financing LLC 2012-22	04/20/18	0.720	1,989,417
964,079	Exeter Automobile Receivables Trust 2012-2A2	06/15/17	1.300	964,580
4,525,477	Exeter Automobile Receivables Trust 2013-1A2	10/16/17	1.290	4,532,659
Principal Amount		Maturity Date	Interest Rate	Value

	ASSET BACKED SECURITIES (continued)

$ 7,928,048	Exeter Automobile Receivables Trust 2013-2A2	11/15/17	1.490%	$ 7,936,784
9,858,348	Exeter Automobile Receivables Trust 2014-2A2	08/15/18	1.060	9,823,715
7,517,865	FNA Trust 2013-1A2	01/10/18	1.980	7,532,901
41,000,000	FNA Trust 2014-1A2	12/10/22	1.296	41,000,000
4,470,000	Ford Credit Auto Owner Trust 2012-B	02/15/18	2.080	4,544,104
4,000,000	Ford Credit Auto Owner Trust 2013-C	01/15/20	2.500	4,078,176
14,500,000	Ford Credit Auto Owner Trust/Ford Credit 2014-22	04/15/26	2.310	14,796,104
30,250,000	Ford Credit Floorplan Master Owner Trust 2010-32	02/15/17	4.200	30,295,133
28,000,897	Foursight Capital Automobile Receivables Trust 2014-12	03/23/20	2.110	27,914,095
13,115,015	FRS I LLC 2013-1A2	04/15/43	1.800	13,027,695
17,450,000	GE Dealer Floorplan Master Note Trust 2012-21	04/22/19	0.918	17,552,431
21,156,037	Global Container Assets, Ltd. 2013-1A2	11/05/28	2.200	21,137,948
43,880,000	Global Container Assets, Ltd. 2015-1A2	02/05/30	2.100	43,911,756
9,450,000	Hertz Vehicle Financing LLC 2010-1A2	02/25/17	3.740	9,681,402
32,660,000	Hertz Vehicle Financing LLC 2011-1A2	03/25/18	3.290	33,967,510
8,350,000	HLSS Servicer Advance Receivables Backed Notes 2012-T22	10/15/45	1.990	8,287,375
10,350,000	HLSS Servicer Advance Receivables Backed Notes 2013-T12	01/16/46	1.495	10,246,500
17,090,000	HLSS Servicer Advance Receivables Backed Notes 2013-T32	05/15/46	1.793	16,705,475
1,665,240	Honda Auto Receivables Owner Trust 2012-1	01/15/16	0.770	1,665,786
10,535,066	Huntington Auto Trust 2011-1A2	11/15/16	1.310	10,557,147
17,750,000	Hyundai Auto Receivables Trust 2013-B	02/15/19	1.710	17,808,256
8,510,000	Leaf II Receivables Funding LLC 2013-12	10/15/16	1.330	8,510,000
8,972,000	Leaf II Receivables Funding LLC 2013-12	09/15/21	1.980	8,972,000
4,470,000	M&T Bank Auto Receivables Trust 2013-1A2	03/15/19	2.160	4,528,409
8,558,627	MCA Fund I Holding LLC 2014-1A1,2	08/15/24	2.232	8,558,523
2,608,778	MMAF Equipment Finance LLC 2009-AA2	01/15/30	3.510	2,640,619
14,790,000	MMAF Equipment Finance LLC 2012-AA2	10/10/18	1.350	14,900,008
19,408,855	Motor, Plc. 2014-1A1,2	08/25/21	0.648	19,450,795
3,328,253	Nations Equipment Finance Funding I LLC 2013-1A2	11/20/16	1.697	3,330,333
31,761,109	Nations Equipment Finance Funding II LLC 2014-1A2	07/20/18	1.558	31,772,162
3,140,000	Nationstar Agency Advance Funding Trust 2013-T2A2	02/18/48	1.892	3,097,390
35,000,000	Nationstar Mortgage Advance Receivables Trust 2013-T3A2	06/20/48	2.438	34,447,000
4,682,004	Navitas Equipment Receivables LLC 2013-12	11/15/16	1.950	4,686,349
51,030,000	NCF Dealer Floorplan Master Trust 2014-1A1,2	10/20/20	1.668	50,893,235
20,247,948	New Mexico State Educational Assistance Foundation1	01/02/25	0.869	20,168,373
42,570,000	New Residential Advance Receivables Trust Advance Receivables Backed 2014-T22	03/15/47	2.377	42,523,173
2,667,801	New York City Tax Lien 2013-A2	11/10/26	1.190	2,665,934
29,870,000	NextGear Floorplan Master Owner Trust 2014-1A2	10/15/19	1.920	30,047,637
17,300,000	Nordstrom Private Label Credit Card Master Note Trust 2011-1A2	11/15/19	2.280	17,597,110
28,770,000	OneMain Financial Issuance Trust 2014-1A2	06/18/24	2.430	29,012,589
15,230,000	OneMain Financial Issuance Trust 2014-2A2	09/18/24	3.020	15,184,767
26,190,000	OneMain Financial Issuance Trust 2015-1A2	03/18/26	3.850	26,304,497
18,310,000	Oxford Finance Funding Trust 2014-1A2	12/15/22	3.475	18,434,475

Principal Amount		Maturity Date	Interest Rate	Value

	ASSET BACKED SECURITIES (continued)

$ 8,697,590	PFS Tax Lien Trust 2014-12	05/15/29	1.440%	$ 8,723,727
3,036,298	Santander Drive Auto Receivables Trust 2012-3	12/15/16	1.940	3,039,680
12,340,000	Santander Drive Auto Receivables Trust 2013-2	03/15/19	1.950	12,436,857
5,990,000	Santander Drive Auto Receivables Trust 2013-4	01/15/20	3.250	6,180,338
8,300,996	SMART Trust 2011-4USA1,2	08/14/17	1.511	8,308,368
13,690,000	SMART Trust 2012-1USA2	12/14/17	2.010	13,669,465
2,827,977	SMART Trust 2012-2USA2	10/14/16	1.590	2,839,878
2,195,263	SMART Trust 2012-4US	03/14/17	0.970	2,196,360
15,221,952	SMART Trust 2013-2US	01/14/17	0.830	15,220,430
3,630,000	SMART Trust 2013-2US	02/14/19	1.180	3,611,487
1,328,133	SNAAC Auto Receivables Trust 2013-1A2	07/16/18	1.140	1,329,056
8,383,230	SNAAC Auto Receivables Trust 2014-1A2	09/17/18	1.030	8,384,337
33,210,000	Spirit Master Funding LLC 2014-4A2	01/20/45	3.501	33,844,839
9,900,000	Spirit Master Funding VII LLC 2013-1A2	12/20/43	3.887	10,236,679
53,680,000	Springleaf Funding Trust 2013-AA2	09/15/21	2.580	53,869,920
19,640,000	Springleaf Funding Trust 2014-AA2	12/15/22	2.410	19,650,134
17,626,243	STORE Master Funding LLC 2013-1A2	03/20/43	4.160	18,276,149
12,581,568	STORE Master Funding LLC 2013-2A2	07/20/43	4.370	13,149,159
21,030,102	STORE Master Funding LLC 2013-3A2	11/20/43	4.240	21,998,919
5,783,975	TAL Advantage V LLC 2014-2A2	05/20/39	1.700	5,731,272
23,305,000	TAL Advantage V LLC 2014-3A2	11/21/39	3.270	23,794,685
40,131,000	Textainer Marine Containers, Ltd. 2014-1A2	10/20/39	3.270	40,658,602
11,530,000	Trade MAPS 1, Ltd. 2013-1A1,2	12/10/18	1.416	11,528,282
49,760,000	Trafigura Securitisation Finance, Plc. 2014-1A1,2	10/15/21	1.117	49,782,805
33,330,000	Turquoise Card Backed Securities, Plc. 2012-1A1,2	06/17/19	0.967	33,583,975
8,707,189	Utah State Board of Regents 2011-11	05/01/29	1.082	8,747,851
6,638,572	Westlake Automobile Receivables Trust 2013-1A2	01/15/18	1.120	6,645,530
20,490,000	Westlake Automobile Receivables Trust 2014-2A2	10/16/17	0.970	20,475,800
330,203	Wheels SPV LLC 2012-12	03/20/21	1.190	330,363
32,510,000	World Financial Network Credit Card Master Trust 2014-C	08/16/21	1.540	32,694,527
	Total Asset Backed Securities (Identified cost $1,801,614,406)			1,813,224,306

	COMMERCIAL MORTGAGE BACKED SECURITIES (11.3%)

15,540,000	Aventura Mall Trust 2013-AVM1,2	12/05/32	3.743	16,537,870
31,807,000	BB-UBS Trust 2012-TFT1,2	06/05/30	3.468	31,615,267
6,349,000	BHMS Mortgage Trust 2014-ATLS1,2	07/05/33	2.621	6,338,054
32,018,000	BHMS Mortgage Trust 2014-ATLS1,2	07/05/33	4.691	32,902,753
12,240,000	BLCP Hotel Trust 2014-CLRN1,2	08/15/29	2.117	12,256,292
14,860,000	Boca Hotel Portfolio Trust 2013-BOCA1,2	08/15/26	1.917	14,864,027
28,190,000	Carefree Portfolio Trust 2014-CARE1,2	11/15/19	2.567	28,256,275
42,795,000	CDGJ Commercial Mortgage Trust 2014-BXCH1,2	12/15/27	2.667	42,823,929
10,500,000	CGBAM Commercial Mortgage Trust 2014-HD1,2	02/15/31	1.367	10,467,870
7,457,000	CGBAM Commercial Mortgage Trust 2014-HD1,2	02/15/31	1.767	7,368,306
31,329,000	CG-CCRE Commercial Mortgage Trust 2014-FL21,2	11/15/31	3.067	31,337,929

Principal Amount		Maturity Date	Interest Rate	Value

	COMMERCIAL MORTGAGE BACKED SECURITIES (continued)

$ 7,510,000	Citigroup Commercial Mortgage Trust 2013-SMP2	01/12/30	2.435%	$ 7,647,426
2,085,000	Citigroup Commercial Mortgage Trust 2013-SMP2	01/12/30	2.738	2,126,093
24,520,000	Citigroup Commercial Mortgage Trust 2014-388G1,2	06/15/33	1.917	24,386,317
23,307,834	Commercial Mortgage Pass Through Certificates 2013-GAM2	02/10/28	1.705	22,986,815
9,690,000	Commercial Mortgage Pass Through Certificates 2013-GAM1,2	02/10/28	3.417	9,548,981
11,977,914	Commercial Mortgage Pass Through Certificates 2013-SFS2	04/12/35	1.873	11,842,779
42,990,000	Commercial Mortgage Pass Through Certificates 2014-KYO1,2	06/11/27	1.817	42,814,558
22,660,000	Commercial Mortgage Pass Through Certificates 2014-TWC1,2	02/13/32	1.017	22,574,708
14,950,000	EQTY 2014-INNS Mortgage Trust1,2	05/08/31	1.768	14,792,606
17,740,000	GTP Acquisition Partners I LLC2	05/15/43	2.364	17,792,688
26,601,447	GTP Cellular Sites LLC2	03/15/42	3.721	27,422,820
9,696,976	Hilton USA Trust 2013-HLF1,2	11/05/30	1.672	9,697,122
14,850,958	Hilton USA Trust 2013-HLF1,2	11/05/30	2.072	14,832,424
9,410,000	Hyatt Hotel Portfolio Trust 2015-HYT1,2	11/15/29	2.274	9,424,744
5,780,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2011-PLSD2	11/13/44	3.364	5,999,253
5,600,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-BXH1,2	04/15/27	1.417	5,593,073
10,250,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-BXH1,2	04/15/27	1.817	10,233,641
14,860,000	SBA Tower Trust2	12/15/42	2.933	15,037,845
40,700,000	SBA Tower Trust2	04/15/43	2.240	40,621,286
15,700,000	Unison Ground Lease Funding LLC2	04/15/40	5.349	16,696,291
14,500,000	Wells Fargo Commercial Mortgage Trust 2014-TISH1,2	02/15/27	2.017	14,360,307
	Total Commercial Mortgage Backed Securities (Identified cost $579,554,568)			581,200,349

	CORPORATE BONDS (30.9%)

	ADVERTISING (0.2%)

6,300,000	Alliance Data Systems Corp.2	12/01/17	5.250	6,489,000
5,000,000	Alliance Data Systems Corp.2	04/01/20	6.375	5,162,500
				11,651,500
	BANKS (7.6%)

16,090,000	ANZ New Zealand Int'l, Ltd.2	03/24/16	1.125	16,184,722
7,229,000	Australia & New Zealand Banking Group, Ltd.	10/06/17	1.875	7,322,384
44,000,000	BAC San Jose DPR Funding, Ltd.2,3	11/15/21	4.500	44,154,805
33,435,000	Bank of America Corp.	08/01/15	4.750	34,092,666
11,125,000	Bank of Montreal	07/15/16	1.300	11,225,748
9,000,000	Bank of Nova Scotia	07/15/16	1.375	9,082,098
17,800,000	Canadian Imperial Bank of Commerce	07/18/16	1.350	17,959,452

Principal Amount		Maturity Date	Interest Rate	Value

	CORPORATE BONDS (continued)

	BANKS (continued)

$ 24,010,000	Citigroup, Inc.	05/19/15	4.750%	$ 24,293,822
3,163,335	FNBC 1993-A Pass Through Trust	01/05/18	8.080	3,427,395
19,585,000	Goldman Sachs Group, Inc.	05/03/15	3.300	19,721,429
9,480,000	ING Bank NV2	09/25/15	2.000	9,555,271
13,465,000	JPMorgan Chase & Co.	07/05/16	3.150	13,869,987
34,620,000	Mitsubishi UFJ Trust & Banking Corp.2	10/16/17	1.600	34,619,654
23,000,000	Morgan Stanley	07/24/15	4.000	23,371,105
14,340,000	Morgan Stanley	01/05/18	1.875	14,424,162
15,405,000	National Australia Bank, Ltd.	07/25/16	1.300	15,542,906
20,855,000	Royal Bank of Scotland Group, Plc.	09/18/15	2.550	21,058,399
12,955,000	Royal Bank of Scotland, Plc.	03/16/16	4.375	13,440,657
19,980,000	Svenska Handelsbanken AB	04/04/17	2.875	20,721,738
36,390,000	Westpac Banking Corp.	12/01/17	1.500	36,525,407
				390,593,807

	CLOSED-ENDED FUNDS (1.0%)

49,455,000	Drawbridge Special Opportunities Fund LP2	08/01/21	5.000	49,455,000

	COMMERCIAL SERVICES (0.8%)

19,863,000	Experian Finance, Plc.2	06/15/17	2.375	20,033,881
8,755,000	Western Union Co.1	08/21/15	1.231	8,779,864
6,155,000	Western Union Co.	12/10/17	2.875	6,320,619
3,250,000	Western Union Co.	08/22/18	3.650	3,389,945
				38,524,309
	COSMETICS/PERSONAL CARE (0.6%)

14,213,000	Avon Products, Inc.	03/15/16	2.375	14,124,169
19,745,000	Avon Products, Inc.	03/15/20	4.600	17,721,137
				31,845,306
	DIVERSIFIED FINANCIAL SERVICES (5.3%)

13,793,654	AA Aircraft Financing 2013-1 LLC2	11/01/19	3.596	13,862,622
8,119,820	Ahold Lease Series 2001-A-1 Pass Through Trust	01/02/20	7.820	9,013,000
17,795,820	Blue Wing Asset Vehicle2	01/11/23	4.500	18,548,330
24,815,000	Caisse Centrale Desjardins2	09/12/17	1.550	24,878,055
20,000,000	CIC Central America Card Receivables, Ltd.3	11/05/20	4.500	20,378,564
10,500,000	CIC Receivables Master Trust3	10/07/21	4.890	10,831,353
33,693,700	Citigroup Capital XIII1,4	10/30/40	7.875	35,647,935
23,730,000	Denali Borrower LLC2	10/15/20	5.625	25,391,100
12,745,884	Doric Nimrod Air Alpha 2013-1 Pass Through Trust2	05/30/25	5.250	13,319,449
6,459,488	Doric Nimrod Air Finance Alpha, Ltd. 2012-1 (Class A) Pass Through Trust2	11/30/24	5.125	6,764,990
17,620,000	General Motors Financial Co., Inc.	05/15/16	2.750	17,840,250
4,830,000	General Motors Financial Co., Inc.	07/10/17	2.625	4,872,605
4,911,527	LS Power Funding Corp.	12/30/16	8.080	5,236,915
2,125,000	Morgan Stanley Capital Trust III4	03/01/33	6.250	2,178,550
16,349,000	Murray Street Investment Trust I	03/09/17	4.647	17,396,824
Principal Amount		Maturity Date	Interest Rate	Value

	CORPORATE BONDS (continued)

	DIVERSIFIED FINANCIAL SERVICES (continued)
$ 47,855,000	Seven & Seven, Ltd.1,2	09/11/19	1.395%	$ 47,806,427
				273,966,969
ELECTRIC (1.1%)

25,715,000	Korea East-West Power Co., Ltd.2	11/27/18	2.625	26,189,647
12,475,000	Korea Hydro & Nuclear Power Co., Ltd.2	10/28/19	2.375	12,611,763
13,330,000	TransAlta Corp.	06/03/17	1.900	13,344,983
5,580,000	TransAlta Corp.	05/15/18	6.650	6,217,839
				58,364,232
ENGINEERING & CONSTRUCTION (0.2%)

11,310,000	Odebrecht Offshore Drilling Finance, Ltd.2	10/01/22	6.750	8,109,270

FOOD (0.3%)

16,805,000	HJ Heinz Co.	10/15/20	4.250	16,941,541

HEALTHCARE-PRODUCTS (1.0%)

9,445,000	Hospira, Inc.	03/30/17	6.050	10,256,146
25,995,000	Mallinckrodt International Finance S.A.	04/15/18	3.500	25,215,150
15,945,000	Medtronic, Inc.2	03/15/18	1.500	16,052,916
				51,524,212
HEALTHCARE-SERVICES (0.8%)

21,920,000	Anthem, Inc.	09/10/15	1.250	21,985,826
20,395,000	HCA, Inc.	03/15/19	3.750	20,598,950
				42,584,776
INSURANCE (1.8%)

8,820,000	Aon Corp.	09/30/15	3.500	8,976,802
13,976,250	Prudential Covered Trust 2012-12	09/30/15	2.997	14,145,125
12,290,000	Prudential Financial, Inc.	09/17/15	4.750	12,592,002
11,050,000	Vitality Re IV, Ltd.1,2	01/09/17	2.750	11,189,230
33,100,000	Vitality Re V, Ltd.1,2	01/07/20	1.750	32,699,490
10,260,000	WR Berkley Corp.	05/15/15	5.600	10,399,772
				90,002,421
INTERNET (0.4%)

20,335,000	Expedia, Inc.	08/15/20	5.950	22,873,032

INVESTMENT COMPANIES (1.5%)

28,840,000	Ares Capital Corp.	01/15/20	3.875	29,276,869
27,645,000	FS Investment Corp.	01/15/20	4.250	28,004,827
21,515,000	PennantPark Investment Corp.	10/01/19	4.500	21,819,437
				79,101,133
MEDIA (0.9%)

21,000,000	Gannett Co., Inc.	10/15/19	5.125	21,735,000
14,253,000	NBCUniversal Media LLC	04/30/15	3.650	14,363,503
9,900,000	Scripps Networks Interactive, Inc.	11/15/19	2.750	10,163,380
				46,261,883
Principal Amount		Maturity Date	Interest Rate	Value

CORPORATE BONDS (continued)

OIL & GAS (2.9%)

$ 7,120,000	Korea National Oil Corp.2	04/03/17	3.125%	$ 7,332,674
16,935,000	Korea National Oil Corp.2	01/23/19	2.750	17,358,460
23,336,750	Odebrecht Drilling Norbe VIII/IX, Ltd.2	06/30/21	6.350	18,611,058
18,280,000	Petrobras Global Finance BV	05/20/16	2.000	17,183,200
21,825,000	Petrobras Global Finance BV 1	01/15/19	2.393	18,605,813
30,944,000	Petrobras International Finance Co.	02/06/15	2.875	30,897,893
35,228,000	Plains Exploration & Production Co.	11/15/20	6.500	37,183,154
				147,172,252

	PHARMACEUTICALS (0.4%)

22,116,000	Medco Health Solutions, Inc.	09/15/15	2.750	22,369,073

	PIPELINES (0.7%)

18,970,000	Energy Transfer Partners LP	02/01/15	5.950	18,970,000
18,283,000	Williams Partners LP	02/15/15	3.800	18,299,400
				37,269,400
	REAL ESTATE (1.3%)

32,965,000	Deutsche Annington Finance BV2	10/02/17	3.200	33,958,565
18,035,000	Prologis International Funding II SA2	02/15/20	4.875	19,605,344
10,670,000	Scentre Group Trust 1/Scentre Group Trust 22	11/05/19	2.375	10,825,451
				64,389,360
	REAL ESTATE INVESTMENT TRUSTS (2.1%)

37,477,000	American Tower Corp.	04/01/15	4.625	37,717,527
25,700,000	Digital Realty Trust LP	07/15/15	4.500	25,883,652
22,150,000	Select Income REIT	02/01/22	4.150	22,256,099
22,000,000	Senior Housing Properties Trust	05/01/19	3.250	22,537,658
				108,394,936
	Total Corporate Bonds (Identified cost $1,591,679,868)			1,591,394,412

	LOAN PARTICIPATIONS AND ASSIGNMENTS (3.9%)

27,000,000	Astoria Energy LLC Term B1	12/24/21	5.000	26,662,500
10,420,854	Dell International LLC Term B1	04/29/20	4.500	10,425,231
12,753,233	Dell International LLC Term C1	10/29/18	3.750	12,734,996
44,844,330	Delos Finance S.a.r.l.1	03/06/21	3.500	44,620,108
14,867,699	Mallinckrodt International Term B1	03/19/21	3.250	14,549,679
1,995,000	Mallinckrodt International Term B11	03/19/21	3.500	1,968,985
20,000,000	Restaurant Brands International, Inc. Term B (Burger King)1	12/10/21	4.500	20,007,600
20,391,638	RPI Finance Trust Term B21	05/09/18	3.250	20,381,442
8,137,828	RPI Finance Trust Term B31	11/09/18	3.250	8,131,725
22,000,000	RPI Finance Trust Term B41	11/09/20	3.500	21,983,500
20,000,000	TPF II Power LLC Term B1	10/02/21	5.500	20,043,800
	Total Loan Participations and Assignments (Identified cost $201,520,976)			201,509,566

Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (2.3%)

$ 14,250,000	Baylor Health Care System1	11/15/25	0.180%	$ 13,277,965
3,350,000	City of Portland, Oregon1	06/01/19	0.120	3,249,795
1,470,000	Minnesota State Tobacco Securitization Authority	03/01/15	3.093	1,473,190
20,940,000	New Jersey State Economic Development Authority5	02/15/17	0.000	20,232,437
28,005,000	New Jersey State Economic Development Authority5	02/15/18	0.000	26,122,504
2,350,000	New Jersey State Turnpike Authority	01/01/16	4.252	2,366,262
3,600,000	New York State Energy Research & Development Authority1	12/01/20	0.114	3,409,218
9,000,000	Pennsylvania Economic Development Financing Authority1	08/01/45	0.370	9,000,000
27,090,000	State of Illinois	03/01/16	4.961	28,159,513
7,110,000	State of Illinois	03/01/18	5.200	7,693,731
16,650,000	Tobacco Settlement Financing Corp5	06/01/41	0.000	4,093,236
	Total Municipal Bonds (Identified cost $116,974,450)			119,077,851

	U.S. GOVERNMENT AGENCY OBLIGATIONS (6.1%)

35,000,000	Fannie Mae Discount Notes5	04/08/15	0.000	34,997,340
50,000,000	Federal Home Loan Bank Discount Notes5	02/10/15	0.000	49,999,111
50,000,000	Federal Home Loan Bank Discount Notes5	04/22/15	0.000	49,995,400
249,217	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed1	04/01/36	2.388	266,386
117,784	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed1	12/01/36	2.115	125,294
87,440	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed1	01/01/37	2.370	93,476
189,335	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed1	02/01/37	2.456	202,717
17,540,525	Federal National Mortgage Association (FNMA)	07/01/35	5.000	19,441,269
1,222,776	Federal National Mortgage Association (FNMA)	11/01/35	5.500	1,372,215
118,835	Federal National Mortgage Association (FNMA)1	07/01/36	2.491	127,494
218,004	Federal National Mortgage Association (FNMA)1	09/01/36	2.196	234,687
178,990	Federal National Mortgage Association (FNMA)1	01/01/37	2.454	191,863
1,057,157	Federal National Mortgage Association (FNMA)	08/01/37	5.500	1,185,177
11,683,122	Federal National Mortgage Association (FNMA)	08/01/37	5.500	13,142,519
5,466,049	Federal National Mortgage Association (FNMA)	06/01/40	6.500	6,223,752
50,000,000	Freddie Mac Discount Notes5	02/04/15	0.000	49,999,764
49,500,000	Freddie Mac Discount Notes5	03/25/15	0.000	49,490,884
35,000,000	Freddie Mac Discount Notes5	06/01/15	0.000	34,991,915
24,926	Government National Mortgage Association (GNMA)1	08/20/29	1.625	25,927
	Total U.S. Government Agency Obligations (Identified cost $310,857,359)			312,107,190

	U.S. INFLATION LINKED DEBT (2.1%)

106,429,208	U.S. Treasury Inflation Indexed Note	04/15/17	0.125	107,809,488
	Total U.S. Inflation Linked Debt (Identified cost $110,357,277)			107,809,488

Principal Amount		Maturity Date	Interest Rate	Value

	CERTIFICATES OF DEPOSIT (5.4%)

$ 76,850,000	Bank of Montreal	02/11/15	0.160%	$ 76,850,000
45,850,000	Bank of Nova Scotia	05/08/15	0.170	45,839,340
44,000,000	Bank of Tokyo-Mitsubishi UFJ, Ltd.	02/06/15	0.180	44,000,000
56,800,000	Bank of Tokyo-Mitsubishi UFJ, Ltd.	03/12/15	0.200	56,800,000
55,000,000	Svenska Handelsbanken	02/04/15	0.170	55,000,015
	Total Certificates of Deposit (Identified cost $278,500,015)			278,489,355

	TIME DEPOSITS (1.1%)

55,000,000	Wells Fargo	02/02/15	0.090	55,000,000
	Total Time Deposits (Identified cost $55,000,000)			55,000,000

	U.S. TREASURY BILLS (2.0%)

29,000,000	U.S. Treasury Bill5	03/19/15	0.000	28,999,094
30,000,000	U.S. Treasury Bill5	04/23/15	0.000	29,999,490
45,000,000	U.S. Treasury Bill5,6	05/07/15	0.000	44,997,165
	Total U.S. Treasury Bills (Identified cost $103,993,951)			103,995,749

TOTAL INVESTMENTS (Identified cost $5,150,052,870)7			100.3%	$ 5,163,808,266
LIABILITIES IN EXCESS OF OTHER ASSETS			(0.3)%	(15,937,757)
NET ASSETS			100.0%	$ 5,147,870,509

1	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the January 31, 2015 coupon or interest rate.
2
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at January 31, 2015 was $2,687,738,149 or 52.2% of net assets. Unless otherwise noted, these securities are not considered illiquid.

3 4	The Fund's Investment Adviser has deemed this security to be illiquid based upon the SEC definition of an illiquid security. Trust preferred security.
5	Security issued with zero coupon. Income is recognized through accretion of discount.
6	All or a portion of this security is held at the broker as collateral for open futures contracts.
7
The aggregate cost for federal income tax purposes is $5,150,052,870, the aggregate gross unrealized appreciation is $38,330,430 and the aggregate gross unrealized depreciation is $24,575,034, resulting in net unrealized appreciation of $13,755,396.

Abbreviations:
FHLMC	−	Federal Home Loan Mortgage Corporation.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2015 (unaudited)

A. FAIR VALUE MEASUREMENTS
BBH Limited Duration Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical investments.

—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2015 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2015.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of January 31, 2015
Asset Backed Securities	$ –	$ 1,804,665,783	$ 8,558,523**	$ 1,813,224,306
Commercial Mortgage Backed Securities	–	581,200,349	–	581,200,349
Corporate Bonds	37,826,485	1,553,567,927	–	1,591,394,412
Loan Participations and Assignments	–	201,509,566	–	201,509,566
Municipal Bonds	–	119,077,851	–	119,077,851
U.S. Government Agency Obligations	–	312,107,190	–	312,107,190
U.S. Inflation Linked Debt	–	107,809,488	–	107,809,488
Certificates of Deposit	–	278,489,355	–	278,489,355
Time Deposits	–	55,000,000	–	55,000,000
U.S. Treasury Bills	–	103,995,749	–	103,995,749
Total Investments, at value	$ 37,826,485	$ 5,117,423,258	$ 8,558,523**	$ 5,163,808,266

Other Financial Instruments, at value
Financial Futures Contracts	$ (23,348,800)	$ –	$ –	$ (23,348,800)
Other Financial Instruments, at value	$ (23,348,800)	$ –	$ –	$ (23,348,800)

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended January 31, 2015, based on the valuation input levels on October 31, 2014.

** The security classified as Level 3 in the foregoing table represents less than 1% of the Fund's net assets as of January 31, 2015 and accordingly, a reconciliation table is not presented.

B. FINANCIAL FUTURES CONTRACTS

At January 31, 2015, the Fund had the following open futures commitments:

Description	Number of Contracts	Expiration Date	Market Value	Notional Amount	Unrealized Gain/(Loss)
Contracts to Sell:
U.S. Treasury 2-Year Notes	3,275	March 2015	$ 719,732,425	$ 716,919,140	$ (2,813,285)
U.S. Treasury 5-Year Notes	6,850	March 2015	831,204,687	814,808,664	(16,396,023)
U.S. Treasury 10-Year Notes	1,015	March 2015	132,838,125	128,698,633	(4,139,492)
					$ (23,348,800)

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203.

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
January 31, 2015 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (101.0%)

	Alabama (1.1%)
$ 205,000	Alabama 21st Century Authority, Revenue Bonds	06/01/20	5.000%	$ 238,844
290,000	Alabama 21st Century Authority, Revenue Bonds	06/01/21	5.000	341,063
	Total Alabama			579,907

	Arizona (4.9%)
425,000	Salt Verde Financial Corp., Revenue Bonds	12/01/19	5.250	494,598
55,000	Salt Verde Financial Corp., Revenue Bonds	12/01/22	5.250	66,164
1,060,000	Salt Verde Financial Corp., Revenue Bonds	12/01/27	5.250	1,287,063
325,000	Salt Verde Financial Corp., Revenue Bonds	12/01/28	5.250	394,075
105,000	Salt Verde Financial Corp., Revenue Bonds	12/01/29	5.500	130,644
195,000	Salt Verde Financial Corp., Revenue Bonds	12/01/32	5.000	232,961
	Total Arizona			2,605,505

	California (4.4%)
60,000	California Pollution Control Financing Authority, Revenue Bonds, AMBAC, FGIC	12/01/23	4.750	64,438
25,000	Long Beach Bond Finance Authority, Revenue Bonds	11/15/19	5.250	28,908
65,000	Long Beach Bond Finance Authority, Revenue Bonds	11/15/22	5.250	77,312
245,000	Long Beach Bond Finance Authority, Revenue Bonds	11/15/23	5.250	293,326
30,000	Long Beach Bond Finance Authority, Revenue Bonds1	11/15/27	1.606	27,829
205,000	Long Beach Bond Finance Authority, Revenue Bonds	11/15/30	5.500	258,958
50,000	Los Angeles County Metropolitan Transportation Authority, Revenue Bonds, AMBAC1	07/01/27	0.378	47,121
625,000	Los Angeles County Metropolitan Transportation Authority, Revenue Bonds, AMBAC1	07/01/27	0.380	593,193
470,000	Northern California Gas Authority No. 1, Revenue Bonds1	07/01/27	0.891	429,745
575,000	Northern California Transmission Agency, Revenue Bonds, NPFG1	05/01/24	0.380	544,568
	Total California			2,365,398

	Colorado (0.9%)
515,000	Denver Health & Hospital Authority, Revenue Bonds1	12/01/33	1.258	475,324
	Total Colorado			475,324

	Connecticut (0.4%)
140,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/23	3.450	144,714
85,000	State of Connecticut, General Obligation Bonds1	03/01/25	1.010	85,468
	Total Connecticut			230,182

	District of Columbia (0.4%)
180,000	Metropolitan Washington Airports Authority, Revenue Bonds	10/01/21	5.000	217,744
	Total District of Columbia			217,744

	Florida (7.6%)
425,000	City of Tampa Solid Waste System Revenue, Revenue Bonds	10/01/20	5.000	497,845
150,000	City of Tampa Solid Waste System Revenue, Revenue Bonds	10/01/21	3.500	161,435
95,000	County of Broward Airport System Revenue, Revenue Bonds	10/01/21	5.000	113,861
380,000	County of Broward Airport System Revenue, Revenue Bonds	10/01/26	5.000	444,961

Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (continued)
	Florida (continued)

$ 988,000	Florida HomeLoan Corp., Revenue Bonds, FHLMC	07/01/45	3.000%	$ 1,041,322
1,080,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/27	5.000	1,260,533
35,000	Hillsborough County Aviation Authority, Revenue Bonds	10/01/25	5.000	41,118
10,000	Hillsborough County Aviation Authority, Revenue Bonds	10/01/26	5.000	11,589
185,000	Miami-Dade County, Revenue Bonds	10/01/22	5.000	224,516
300,000	Pinellas County Health Facilities Authority, Revenue Bonds, NPFG1	11/15/23	0.206	282,960
	Total Florida			4,080,140

	Georgia (1.5%)
200,000	Burke County Development Authority, Revenue Bonds, AGM1	01/01/24	0.294	190,525
65,000	Chatham County Hospital Authority, Revenue Bonds	01/01/26	5.000	77,245
500,000	Monroe County Development Authority, Revenue Bonds1	01/01/39	2.400	516,710
	Total Georgia			784,480

	Hawaii (4.8%)
300,000	State of Hawaii Airports System Revenue, Certificates of Participation	08/01/21	5.000	361,218
1,050,000	State of Hawaii Department of Budget & Finance, Revenue Bonds, AMBAC1	07/01/29	0.292	1,050,000
1,000,000	State of Hawaii Department of Transportation, Certificates of Participation	08/01/28	5.000	1,170,180
	Total Hawaii			2,581,398

	Illinois (6.2%)
15,000	Chicago Transit Authority, Revenue Bonds, AMBAC	06/01/16	5.250	15,909
50,000	Chicago Transit Authority, Revenue Bonds, AMBAC	06/01/16	5.250	53,029
450,000	Chicago Transit Authority, Revenue Bonds	06/01/19	5.500	521,937
50,000	Chicago Transit Authority, Revenue Bonds, AGC	06/01/20	5.250	56,510
25,000	Chicago Transit Authority, Revenue Bonds	06/01/22	5.000	28,460
50,000	Chicago Transit Authority, Revenue Bonds, AGC	06/01/24	5.250	56,440
220,000	City of Chicago Motor Fuel Tax Revenue, Revenue Bonds, AGC	01/01/22	5.000	257,431
130,000	City of Chicago Motor Fuel Tax Revenue, Revenue Bonds	01/01/25	5.000	151,739
440,000	City of Chicago Motor Fuel Tax Revenue, Revenue Bonds	01/01/26	5.000	510,198
85,000	Metropolitan Pier & Exposition Authority, Revenue Bonds, NPFG2	12/15/19	0.000	77,830
90,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/19	5.125	104,061
70,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/21	5.375	83,923
95,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/23	5.500	113,662
70,000	State of Illinois, General Obligation Bonds	08/01/21	5.000	80,471
150,000	State of Illinois, General Obligation Bonds	07/01/22	5.000	172,370
250,000	State of Illinois, General Obligation Bonds, AGM	04/01/26	5.000	282,652
250,000	State of Illinois, General Obligation Bonds	05/01/28	5.000	280,218
475,000	State of Illinois, General Obligation Bonds	09/01/28	5.000	506,967
	Total Illinois			3,353,807

Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (continued)

	Indiana (1.2%)
$ 220,000	City of Rockport, Revenue Bonds1	06/01/25	1.750%	$ 222,347
400,000	Indiana Finance Authority, Revenue Bonds3	02/02/15	0.020	400,000
	Total Indiana			622,347

	Kansas (2.0%)
150,000	City of La Cygne, Revenue Bonds, NPFG1	04/15/27	0.040	137,716
50,000	City of St. Marys, Revenue Bonds, NPFG1	04/15/32	0.040	45,661
1,000,000	City of St. Marys, Revenue Bonds, NPFG1	04/15/32	0.040	913,226
	Total Kansas			1,096,603

	Kentucky (2.7%)
1,600,000	Carroll County, Revenue Bonds, AMBAC1	10/01/32	0.242	1,468,586
	Total Kentucky			1,468,586

	Maine (1.9%)
1,000,000	Finance Authority of Maine, Revenue Bonds	02/01/16	4.650	1,037,140
	Total Maine			1,037,140

	Massachusetts (1.2%)
250,000	Commonwealth of Massachusetts, General Obligation Bonds, AGM	11/01/18	2.192	263,517
375,000	Commonwealth of Massachusetts, General Obligation Bonds, NPFG1	12/01/30	0.120	346,692
35,000	Commonwealth of Massachusetts, General Obligation Bonds, NPFG1	05/01/37	0.726	32,664
	Total Massachusetts			642,873

	Michigan (8.1%)
220,000	Detroit City School District, General Obligation Bonds, FGIC	05/01/20	6.000	266,382
175,000	Detroit City School District, General Obligation Bonds, FGIC	05/01/21	6.000	216,456
50,000	Detroit City School District, General Obligation Bonds, BHAC, FGIC	05/01/25	5.250	59,671
25,000	Detroit City School District, General Obligation Bonds, AGM	05/01/27	5.250	30,784
90,000	Detroit City School District, General Obligation Bonds, AGM	05/01/29	6.000	107,903
1,510,000	Detroit City School District, General Obligation Bonds, AGM	05/01/30	5.250	1,883,076
465,000	Detroit City School District, General Obligation Bonds, AGM	05/01/32	5.250	573,754
1,000,000	Michigan State Hospital Finance Authority, Revenue Bonds	06/01/25	5.000	1,196,660
	Total Michigan			4,334,686

	Missouri (1.2%)
300,000	Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds, AMBAC1	06/01/31	0.410	273,377
310,000	Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds, AMBAC1	06/01/31	0.410	284,581
Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (continued)

	Missouri (continued)

$ 100,000	St. Joseph Industrial Development Authority, Revenue Bonds, AMBAC1	12/11/31	0.114%	$ 82,873
	Total Missouri			640,831

	Montana (1.0%)
490,000	Montana Board of Housing, Revenue Bonds, FHA	12/01/43	3.000	512,947
	Total Montana			512,947

	Nebraska (0.9%)
325,000	Central Plains Energy Project, Revenue Bonds	12/01/18	5.250	369,483
90,000	Central Plains Energy Project, Revenue Bonds	09/01/27	5.000	103,295
	Total Nebraska			472,778

	Nevada (1.5%)
850,000	County of Washoe, Revenue Bonds, NPFG1	03/01/36	0.469	797,885
	Total Nevada			797,885

	New Jersey (15.4%)
135,000	New Jersey Economic Development Authority, Revenue Bonds	03/01/23	5.000	157,390
725,000	New Jersey Economic Development Authority, Revenue Bonds1	03/01/28	1.620	723,477
925,000	New Jersey State Turnpike Authority, Revenue Bonds, NPFG 1	01/01/30	0.114	847,336
1,200,000	New Jersey State Turnpike Authority, Revenue Bonds, NPFG 1	01/01/30	0.114	1,099,247
250,000	New Jersey State Turnpike Authority, Revenue Bonds, NPFG 1	01/01/30	0.158	229,010
595,000	New Jersey Transit Corp., Revenue Bonds	09/15/20	5.000	693,454
275,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, AMBAC2	12/15/26	0.000	172,098
2,500,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, NPFG2	12/15/30	0.000	1,263,150
4,875,000	Tobacco Settlement Financing Corp., Revenue Bonds2	06/01/41	0.000	1,198,470
7,960,000	Tobacco Settlement Financing Corp., Revenue Bonds2	06/01/41	0.000	1,893,525
	Total New Jersey			8,277,157

	New York (9.0%)
1,000,000	Metropolitan Transportation Authority, Revenue Bonds, AGM1	11/01/22	0.334	963,774
50,000	Metropolitan Transportation Authority, Revenue Bonds, AGM1	11/01/22	0.336	48,188
120,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC1	12/01/23	0.427	112,130
1,725,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC1	12/01/25	0.423	1,633,810
80,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC1	12/01/26	0.428	74,648
80,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC1	03/01/27	0.417	74,156
290,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC1	07/01/27	0.421	269,629
580,000	New York State Energy Research & Development Authority, Revenue Bonds, XLCA1	07/01/29	0.427	548,210

Principal Amount	Maturity Date	Interest Rate		Value

MUNICIPAL BONDS (continued)
New York (continued)

$ 1,000,000	New York State Energy Research & Development Authority, Revenue Bonds, XLCA1	01/01/39	0.114%	$ 889,448
205,000	State of New York, General Obligation Bonds, AMBAC1	03/14/31	0.120	189,047
	Total New York			4,803,040

	North Carolina (2.7%)
200,000	Charlotte-Mecklenburg Hospital Authority, Revenue Bonds3	02/02/15	0.020	200,000
1,000,000	Mecklenburg County, General Obligation Bonds	12/01/21	5.000	1,238,670
	Total North Carolina			1,438,670

	North Dakota (1.0%)
485,000	North Dakota Housing Finance Agency, Revenue Bonds	07/01/34	4.000	531,977
	Total North Dakota			531,977

	Pennsylvania (7.1%)
275,000	Allegheny County Airport Authority, Revenue Bonds, FGIC	01/01/18	5.000	307,040
25,000	Allegheny County Airport Authority, Revenue Bonds, NPFG	01/01/18	5.000	27,913
190,000	Allegheny County Airport Authority, Revenue Bonds	01/01/21	5.000	222,304
125,000	Allegheny County Airport Authority, Revenue Bonds, FGIC	01/01/22	5.000	147,315
40,000	Allegheny County Airport Authority, Revenue Bonds, FGIC	01/01/23	5.000	47,418
1,145,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds1	07/01/41	2.250	1,145,905
100,000	Philadelphia Hospitals & Higher Education Facilities Authority, Revenue Bonds 3	02/02/15	0.030	100,000
1,000,000	School District of Philadelphia, General Obligation Bonds	09/01/20	5.000	1,170,160
210,000	School District of Philadelphia, General Obligation Bonds	09/01/22	5.250	244,026
345,000	State Public School Building Authority, Revenue Bonds	04/01/31	5.000	384,903
	Total Pennsylvania			3,796,984

	Tennessee (1.5%)
215,000	Clarksville Natural Gas Acquisition Corp., Revenue Bonds	12/15/19	5.000	244,747
25,000	Clarksville Natural Gas Acquisition Corp., Revenue Bonds	12/15/20	5.000	28,830
485,000	Tennessee Housing Development Agency, Revenue Bonds	07/01/45	4.000	535,906
	Total Tennessee			809,483

	Texas (6.7%)
350,000	City of Houston Airport System, Revenue Bonds, AGM1	07/01/30	0.260	319,392
500,000	City of Houston Airport System, Revenue Bonds, AGM1	07/01/30	0.260	456,324
225,000	City of Houston Airport System, Revenue Bonds, XLCA1	07/01/32	0.336	209,836
75,000	City of Houston Airport System, Revenue Bonds, XLCA1	07/01/32	0.341	69,918
575,000	City of Houston Airport System, Revenue Bonds, XLCA1	07/01/32	0.341	535,968
95,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/19	5.250	109,573
45,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/21	5.250	52,728
165,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/23	5.250	196,104

Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (continued)

	Texas (continued)

$ 455,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/25	5.250%	$ 545,559
1,000,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds1	12/15/26	0.861	919,060
160,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/26	5.250	191,987
	Total Texas			3,606,449

	Virginia (0.5%)
250,000	Sussex County Industrial Development Authority, Revenue Bonds1	06/01/28	2.375	255,275
	Total Virginia			255,275

	Washington (2.9%)
1,000,000	Port of Seattle, Revenue Bonds	02/01/24	5.000	1,161,250
180,000	Washington State Housing Finance Commission, Revenue Bonds, FHLMC, FNMA, GNMA	12/01/21	2.900	185,976
185,000	Washington State Housing Finance Commission, Revenue Bonds, FHLMC, FNMA, GNMA	12/01/22	3.050	193,799
	Total Washington			1,541,025

	Wisconsin (0.3%)
150,000	County of Milwaukee Airport Revenue, Revenue Bonds	12/01/28	5.250	179,591
	Total Wisconsin			179,591

	Total Municipal Bonds (Identified cost $52,434,137)			$ 54,140,212

TOTAL INVESTMENTS (Identified cost $52,434,137)4			101.0%	$ 54,140,212
LIABILITIES IN EXCESS OF OTHER ASSETS			(1.0)%	(510,444)
NET ASSETS			100.0%	$ 53,629,768

1	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the January 31, 2015 coupon or interest rate.
2	Security issued with a zero coupon. Income is recognized through accretion of discount.
3
Variable rate demand note. The maturity date reflects the demand repayment dates. The interest rate changes on specific dates (such as coupon or interest payment date). The yield shown represents the coupon or interest rate as of January 31, 2015.

4
The aggregate cost for federal income tax purposes is $52,434,137, the aggregate gross unrealized appreciation is $1,768,237 and the aggregate gross unrealized depreciation is $62,162, resulting in net unrealized appreciation of $1,706,075.

Abbreviations:

AGC	−	Assured Guaranty Corp.
AGM	−	Assured Guaranty Municipal Corp.
AMBAC	−	AMBAC Financial Group, Inc.
BHAC	−	Berkshire Hathaway Assurance Corporation.
FGIC	−	Financial Guaranty Insurance Company.
FHA	−	Federal Housing Administration.
FHLMC	−	Federal Home Loan Mortgage Corporation.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.
NPFG	−	National Public Finance Guaranty Corp.
XLCA	−	XL Capital Assurance, Inc.

FAIR VALUE MEASUREMENTS
BBH Intermediate Municipal Bond Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

— Level 1 – unadjusted quoted prices in active markets for identical investments.

    — Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

    — Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include municipal bonds, investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2015.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of January 31, 2015
Municipal Bonds	$ –	$ 54,140,212	$ –	$ 54,140,212
Total Investments, at value	$ –	$ 54,140,212	$ –	$ 54,140,212

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended January 31, 2015, based on the valuation input levels on October 31, 2014.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
BBH TRUST

/s/ Radford W. Klotz
By (Signature and Title)*

Radford W. Klotz
President - Principal Executive Officer

Date:  April 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Radford W. Klotz
Radford W. Klotz
President - Principal Executive Officer

Date: April 1, 2015

By (Signature and Title)*

/s/ Charles H. Schreiber
Charles H. Schreiber
Treasurer - Principal Financial Officer

Date:  April 1, 2015

* Print name and title of each signing officer under his or her signature.